Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Property and equipment, net [Line Items]
Subtotal	¥ 315,162		¥ 295,467		$ 48,440
Less: Accumulated depreciation	(177,854)		(127,579)		(27,336)
Property and equipment subject to depreciation	137,308		167,888		21,104
Construction in progress	10,970		9,929		1,686
Total	148,278		177,817		22,790
Depreciation expenses	65,704	$ 10,099	66,510	¥ 28,041
Computers and equipment [Member]
Property and equipment, net [Line Items]
Subtotal	151,407		145,962		23,271
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Subtotal	87,750		92,962		13,487
Buildings [Member]
Property and equipment, net [Line Items]
Subtotal	5,495		5,604		845
Furniture and fixtures [Member]
Property and equipment, net [Line Items]
Subtotal	17,479		17,709		2,686
Vehicles [Member]
Property and equipment, net [Line Items]
Subtotal	1,120		864		172
Software [Member]
Property and equipment, net [Line Items]
Subtotal	51,911		¥ 32,366		$ 7,979
Total	¥ 30,940